Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net income / (loss)	€ 190	€ (31)	€ (4)
Adjustments
Depreciation and amortization	197	171	155
Finance costs-net	149	260	188
Income tax expense	32	80	69
Share of loss of joint-ventures	33	29	14
Unrealized losses / (gains) on derivatives-net and from remeasurement of monetary assets and liabilities-net	86	(54)	(74)
(Gains) / losses on disposal	(186)	3	10
Other - net	14	7	(14)
Interest paid	(129)	(185)	(174)
Income tax paid	(23)	(18)	(14)
Change in trade working capital
Inventories	(9)	(99)	(42)
Trade receivables	(145)	(91)	28
Trade payables	(27)	124	(18)
Margin calls	(5)
Change in provisions and pension obligations	(58)	(24)	(26)
Other working capital	(53)	(12)	(10)
Net cash flows from operating activities	66	160	88
Purchases of property, plant and equipment	(277)	(276)	(355)
Acquisition of subsidiaries net of cash acquired			21
Proceeds from disposals net of cash	200	2	(5)
Equity contribution and loan to joint-ventures	(24)	(41)	(37)
Other investing activities	10	23	11
Net cash flows used in investing activities	(91)	(292)	(365)
Net proceeds received from issuance of shares		259
Proceeds from issuance of Senior Notes		1,440	375
Repayment of Senior Notes		(1,559)	(148)
(Repayments) / proceeds from revolving credit facilities and other loans	(68)	29	(69)
Payment of deferred financing costs and exit fees		(118)	(19)
Transactions with non-controlling interests			(2)
Other financing activities	(14)	10	8
Net cash flows (used in) / from financing activities	(82)	61	145
Net (decrease) / increase in cash and cash equivalents	(107)	(71)	(132)
Cash and cash equivalents-beginning of year	269	347	472
Cash and cash equivalents classified as held for sale-beginning of year			4
Effect of exchange rate changes on cash and cash equivalents	2	(7)	3
Cash and cash equivalents-end of year	€ 164	€ 269	€ 347